Taxes Payable - Reconciliation between statutory tax and income tax (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income before income taxes	$ (791,672)	$ 6,977,308	$ 13,314,111
Tax rate	25.00%	25.00%	25.00%
Provision for income taxes at statutory tax rate	$ (197,918)	$ 1,744,327	$ 3,328,528
Effect of tax-exempt entity	719,274	1,232,710
Effect of pervious year over-paid tax expenses	1,314	498,924
Effect of non-tax deductible expenses and loss	35,847	3,342	10,358
Effect of deductible prior year loss	(18,406)
Effect of tax loss not recognized	68,509
Income tax expense	608,620	3,479,303	3,338,886
Deferred tax assets	68,345	1,686	88
Valuation allowance	$ (68,345)	$ (1,686)	$ (88)